ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY	12 Months Ended
Dec. 31, 2017
ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

Rules 12-04(a) and 4-08(e)(3) of Regulation S-X require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of and for the same periods for which the audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year.

The following condensed financial statements of the Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company used the equity method to account for its investment in its subsidiaries and VIEs. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiaries and VIEs” and “Accumulated losses in excess of investment in subsidiaries and VIEs.” The Company, its subsidiaries and VIEs were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. The Company’s share of income from its subsidiaries and VIEs is reported as share of income from subsidiaries and VIEs in the condensed financial statements.

The Company is a Cayman Islands company and, therefore, is not subjected to income taxes for all years presented. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2015, 2016 and 2017, there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Inter-company charges, share-based compensation and other miscellaneous expenses for the years ended December 31, 2015, 2016 and 2017, which were previously recognized at the parent company level, had been pushed down to the WFOE/VIE level given the majority of services were provided to the WFOE/VIE entities.

Condensed Balance Sheets of Parent Company

	As of December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
	(Restated)	(Restated)
ASSETS
Current assets:
Cash and cash equivalents	19,616	316,210	27,355	4,204
Amounts due from subsidiaries and VIEs	72,163	299,546	518,976	79,765
Prepayments and other current assets	3,701	3,187	7,085	1,089

Total current assets	95,480	618,943	553,416	85,058

Non-current assets:
Investment in subsidiaries and VIEs	164,983	170,509	—	—

Total non-current assets	164,983	170,509	—	—

Total assets	260,463	789,452	553,416	85,058

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY/(DEFICIT)
Current liabilities:
Accrued expenses and other current liabilities	253	12,534	19,728	3,032

Total current liabilities	253	12,534	19,728	3,032

Total liabilities	253	12,534	19,728	3,032

Commitments and contingencies
Series A convertible preferred shares (US$0.001 par value; 3,125,000 shares authorized, issued and outstanding as of December 31, 2015; aggregate liquidation value of nil as of December 31, 2015, none issued and outstanding as of December 31, 2016 and 2017)	40,181	—	—	—
Series A-1 convertible preferred shares (US$0.001 par value; 1,302,084 shares authorized, issued and outstanding as of December 31, 2015; aggregate liquidation value of nil as of December 31, 2015, none issued and outstanding as of December 31, 2016 and 2017)	28,492	—	—	—
Series B convertible preferred shares (US$0.001 par value; 2,962,239 shares authorized, issued and outstanding as of December 31, 2015; aggregate liquidation value of nil as of December 31, 2015, none issued and outstanding as of December 31, 2016 and 2017)	126,641	—	—	—
Series C convertible preferred shares (US$0.001 par value; 4,640,843 shares authorized, issued and outstanding as of December 31, 2015; aggregate liquidation value of nil as of December 31, 2015, none issued and outstanding as of December 31, 2016 and 2017)	280,704	—	—	—

Total mezzanine equity	476,018	—	—	—

Shareholders’ equity/(deficit):
Ordinary shares—Class A (US$0.001 par value; 20,000,000 shares authorized, 4,543,461 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	31	31	31	5
Ordinary shares—Class B (US$0.001 par value; 180,000,000 shares authorized, 25,191,705 and 26,280,367 shares, issued and outstanding as of December 31, 2016 and 2017, respectively)	37	168	176	27
Additional paid-in capital	—	1,090,991	1,107,201	170,174
Statutory Reserve	—	6,662	6,730	1,034
Accumulated other comprehensive loss	(19,010)	(10,087)	(30,539)	(4,694)
Accumulated deficit	(196,866)	(310,847)	(549,911)	(84,520)

Gridsum’s shareholders’ equity/(deficit)	(215,808)	776,918	533,688	82,026

Total liabilities, mezzanine equity and shareholders’ equity/(deficit)	260,463	789,452	553,416	85,058

Condensed Statements of Operations and Comprehensive Loss of Parent Company

	For the year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
	(Restated)	(Restated)
Revenues	—	—	—	—
Cost of revenues	—	—	—	—

Gross profit	—	—	—	—

Operating expenses:
Sales and marketing expenses	—	—	—	—
Research and development expenses	—	—	—	—
General and administrative expenses	(565)	(802)	(872)	(134)

Total operating expenses	(565)	(802)	—	—

Loss from operations	(565)	(802)	(872)	(134)
Loss from subsidiaries and VIEs	(61,192)	(97,772)	(238,124)	(36,599)

Net loss	(61,757)	(98,574)	(238,996)	(36,733)

Accretions to preferred shares redemption value	(19,707)	(16,725)	—	—
Cumulative dividend to preferred shareholders	(16,642)	(12,990)	—	—

Net loss attributable to Gridsum’s ordinary shareholders	(98,106)	(128,289)	(238,996)	(36,733)

Comprehensive loss	(81,103)	(89,704)	(259,576)	(39,896)

Condensed Statements of Cash Flows of Parent Company

	For the Year Ended December 31,
	2015	2016	2017	2017
	RMB (Restated)	RMB (Restated)	RMB	US$
Cash flows from operating activities:
Net cash used in operating activities	(56,436)	(188,097)	2,424	373

Cash Flows from investing activities:
Investment of subsidiaries and VIEs	(185,448)	(103,298)	(291,008)	(44,727)

Net cash used in investing activities	(185,448)	(103,298)	(291,008)	(44,727)

Cash flows from financing activities:
Proceeds from issuance of Series C preferred shares	262,561	—	—	—
Proceeds from issuance of ordinary shares	—	615,032	3,091	475
Payment of financing costs in connection with the issuance of Series C preferred shares	(1,061)	—	—	—
Payment for IPO costs	—	(27,043)	(3,362)	(517)

Net cash provided by financing activities	261,500	587,989	(271)	(42)

Net increase in cash and cash equivalents	19,616	296,594	(288,855)	(44,396)
Cash and cash equivalents at the beginning of the year	—	19,616	316,210	48,600

Cash and cash equivalents at the end of the year	19,616	316,210	27,355	4,204

Supplemental schedule of non-cash financing activities:
Accretions to preferred shares redemption value	19,707	16,725	—	—